Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 103	$ 88
Stock-based compensation	20	26
Compensation and benefits - other	5	21
Deferred rent	21	21
Other	59	56
Total deferred tax assets	208	212
Less valuation allowance	(77)	(65)
Net deferred tax assets	131	147
Deferred tax liabilities
Property, plant and equipment	276	473
Licenses/intangibles	192	326
Partnership investments	123	173
Total deferred tax liabilities	591	972
Net deferred income tax liability	460	825
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	461	826
Other assets and deferred charges (Non-current portion)
Deferred tax liabilities
Net deferred income tax liability	$ (1)	$ (1)